Derivatives and other liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative and Other Liabilities [Abstract]
Schedule Of Derivative And Other Long Term Liabilities At Fair Value [Table Text Block]
Derivative and other liabilities consisted of the following:

	December 31, 2013	December 31, 2012
Derivative liability, long-term portion	3,248,595	$780,960
Deferred rent	185,405	58,005
Deferred tax liability	68,589	50,000
Interest payable	44,194	33,379
Conditional grant payable	30,000	30,000
Accrued term loan fee	38,738	—
	$3,615,521	$952,344